SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating expenses:
Selling, general and administrative	$ 37,626	$ 52,457	$ 63,857
Total operating expenses	53,453	97,701	93,059
Operating income (loss)	(13,233)	(29,543)	21,275
Income (loss) before income taxes	(20,379)	33,187	14,695
Equity pick up of losses of an associate	(9,586)
Net income (loss) attributable to UTStarcom Holdings Corp.	(22,721)	(34,385)	13,387
UTSTARCOM HOLDINGS CORP.
Operating expenses:
Selling, general and administrative	2,377	2,315	2,217
Total operating expenses	2,377	2,315	2,217
Operating income (loss)	(2,377)	(2,315)	(2,217)
Income (loss) before income taxes	(2,377)	(2,315)	(2,217)
Equity pick up of losses of an associate	(20,344)	(32,070)	15,604
Net income (loss) attributable to UTStarcom Holdings Corp.	$ (22,721)	$ (34,385)	$ 13,387